Operating Leases (FY)	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Operating Leases

16. OPERATING LEASES
The terms and expirations of our operating leases with our tenants vary. The lease agreements frequently contain options to extend the terms of leases and other terms and conditions as negotiated. We retain substantially all of the risks and benefits of ownership of the real estate assets leased to tenants.
Approximate future rental income to be received under noncancelable operating leases in effect as of December 31, 2017, assuming no new or renegotiated leases or option extensions on lease agreements, is as follows (in thousands):

Year	Amount
2018	$270,880
2019	242,613
2020	212,708
2021	178,096
2022	145,745
2023 and thereafter	429,545
Total	$1,479,587
No single tenant comprised 10% or more of our aggregate annualized base rent as of December 31, 2017. As of December 31, 2017, our real estate investments in Florida represented 12.8% of our ABR. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse economic or weather developments in the Florida real estate market.